Point Bridge America First ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace/Defense - 3.7%
General Dynamics Corp.	586	$201,127
HEICO Corp.	622	170,552
HEICO Corp. - Class A	808	170,561
Howmet Aerospace, Inc.	988	227,695
L3Harris Technologies, Inc.	600	207,090
Rocket Lab Corp. (a)	2,569	164,981
		1,142,006

Agriculture - 1.4%
Altria Group, Inc.	3,318	218,955
Archer-Daniels-Midland Co.	3,056	222,140
		441,095

Airlines - 1.2%
Delta Air Lines, Inc.	3,121	207,484
Southwest Airlines Co.	4,328	162,603
		370,087

Auto Manufacturers - 1.2%
PACCAR, Inc.	1,674	193,347
Tesla, Inc. (a)	477	177,325
		370,672

Banks - 4.9%
Bank of America Corp.	3,865	188,419
First Citizens BancShares, Inc. - Class A	100	188,466
Goldman Sachs Group, Inc.	220	186,118
Huntington Bancshares, Inc.	11,765	184,122
KeyCorp	9,558	191,638
PNC Financial Services Group, Inc.	921	191,651
Regions Financial Corp.	7,216	188,482
Truist Financial Corp.	4,000	183,880
		1,502,776

Beverages - 1.2%
Keurig Dr Pepper, Inc.	7,493	197,291
Monster Beverage Corp. (a)	2,547	184,555
		381,846

Biotechnology - 2.7%
Amgen, Inc.	602	211,814
Corteva, Inc.	2,825	236,481
Illumina, Inc. (a)	1,420	175,029
Insmed, Inc. (a)	1,312	214,538
		837,862

Building Materials - 3.1%
Carlisle Cos., Inc.	604	201,506
CRH PLC	1,680	176,602
Martin Marietta Materials, Inc.	316	186,023
Trane Technologies PLC	489	203,786
Vulcan Materials Co.	685	186,525
		954,442

Chemicals - 3.4%
Dow, Inc.	7,466	310,959
Ecolab, Inc.	730	194,195
LyondellBasell Industries NV - Class A	4,197	338,110
Sherwin-Williams Co.	580	185,919
		1,029,183

Commercial Services - 3.0%
Cintas Corp.	1,075	181,826
Equifax, Inc.	1,021	183,851
Rollins, Inc.	3,247	173,422
TransUnion	2,602	180,032
United Rentals, Inc.	262	190,883
		910,014

Distribution/Wholesale - 1.9%
Copart, Inc. (a)	5,067	168,225
Fastenal Co.	4,743	220,075
Watsco, Inc.	533	193,900
		582,200

Diversified Financial Services - 4.5%
Blue Owl Capital, Inc.	15,070	137,589
Charles Schwab Corp.	1,979	185,986
Interactive Brokers Group, Inc. - Class A	2,745	184,107
Intercontinental Exchange, Inc.	1,184	186,220
LPL Financial Holdings, Inc.	564	169,668
Rocket Cos., Inc. - Class A (a)	11,470	163,448
Synchrony Financial	2,831	192,565
T Rowe Price Group, Inc.	1,946	175,412
		1,394,995

Electric - 9.2%
Alliant Energy Corp.	3,120	223,891
Ameren Corp.	1,991	218,851
American Electric Power Co., Inc.	1,716	224,933
CenterPoint Energy, Inc.	5,182	223,655
Constellation Energy Corp.	732	204,411
Dominion Energy, Inc.	3,418	211,301
Duke Energy Corp.	1,694	221,812
Entergy Corp.	2,144	240,900
Evergy, Inc.	2,680	219,546
FirstEnergy Corp.	4,345	220,118
PPL Corp.	5,673	216,709
Southern Co.	2,302	222,189
Vistra Corp.	1,298	195,128
		2,843,444

Electronics - 1.4%
Garmin Ltd.	1,019	236,418
Hubbell, Inc.	422	207,092
		443,510

Engineering & Construction - 0.7%
EMCOR Group, Inc.	286	211,157

Food - 2.0%
Kroger Co.	3,272	236,762
Sysco Corp.	2,453	174,973
Tyson Foods, Inc. - Class A	3,148	201,692
		613,427

Forest Products & Paper - 0.6%
International Paper Co.	5,101	182,106

Gas - 1.5%
Atmos Energy Corp.	1,236	228,314
NiSource, Inc.	4,644	216,689
		445,003

Healthcare-Products - 1.9%
Abbott Laboratories	1,881	193,122
Cooper Cos., Inc. (a)	2,528	180,752
Zimmer Biomet Holdings, Inc.	2,361	213,482
		587,356

Healthcare-Services - 0.7%
HCA Healthcare, Inc.	422	199,707

Home Builders - 2.3%
DR Horton, Inc.	1,381	189,501
Lennar Corp. - Class A	1,880	163,259
Lennar Corp. - Class B	2,030	170,764
NVR, Inc. (a)	27	177,925
		701,449

Household Products/Wares - 0.7%
Kimberly-Clark Corp.	2,056	198,342

Insurance - 3.7%
Berkshire Hathaway, Inc. - Class B (a)	427	204,618
Cincinnati Financial Corp.	1,279	201,251
Markel Group, Inc. (a)	101	193,321
Principal Financial Group, Inc.	2,172	195,719
Ryan Specialty Holdings, Inc.	4,259	143,699
Travelers Cos., Inc.	723	210,884
		1,149,492

Internet - 0.5%
Robinhood Markets, Inc. - Class A (a)	2,067	143,243

Iron/Steel - 1.9%
Nucor Corp.	1,158	195,818
Reliance, Inc.	625	189,950
Steel Dynamics, Inc.	1,146	206,280
		592,048

Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	313	221,748

Machinery-Diversified - 1.4%
Deere & Co.	390	219,687
Westinghouse Air Brake Technologies Corp.	894	223,420
		443,107

Miscellaneous Manufacturing - 0.6%
Axon Enterprise, Inc. (a)	425	180,493

Oil & Gas - 10.8%
Chevron Corp.	1,163	240,625
ConocoPhillips	1,974	260,568
Coterra Energy, Inc.	7,129	250,513
Devon Energy Corp.	5,115	257,387
Diamondback Energy, Inc.	1,255	248,227
EOG Resources, Inc.	1,835	265,286
EQT Corp.	3,563	226,749
Expand Energy Corp.	1,830	200,897
Exxon Mobil Corp.	1,455	246,855
Marathon Petroleum Corp.	1,167	284,958
Occidental Petroleum Corp.	4,531	294,515
Phillips 66	1,433	261,064
Valero Energy Corp.	1,134	280,189
		3,317,833

Packaging & Containers - 1.2%
Amcor PLC	4,648	184,758
Packaging Corp. of America	925	196,303
		381,061

Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.	3,736	226,589
Eli Lilly & Co.	199	183,034
		409,623

Pipelines - 4.0%
Cheniere Energy, Inc.	972	275,815
Kinder Morgan, Inc.	6,745	226,160
ONEOK, Inc.	2,597	234,743
Targa Resources Corp.	1,024	256,747
Williams Cos., Inc.	3,058	222,561
		1,216,026

Private Equity - 0.5%
Blackstone, Inc.	1,443	165,931

Real Estate - 1.0%
CBRE Group, Inc. - Class A (a)	1,208	163,636
CoStar Group, Inc. (a)	3,343	134,856
		298,492

REITS - 5.9%
Digital Realty Trust, Inc.	1,239	223,280
Extra Space Storage, Inc.	1,491	195,515
Invitation Homes, Inc.	7,693	191,171
Prologis, Inc.	1,576	208,316
Public Storage	744	201,535
SBA Communications Corp.	1,116	192,075
VICI Properties, Inc.	7,323	200,064
Welltower, Inc.	1,092	215,899
Weyerhaeuser Co.	7,978	194,902
		1,822,757

Retail - 6.1%
AutoZone, Inc. (a)	55	185,778
Dollar General Corp.	1,434	170,259
Dollar Tree, Inc. (a)	1,749	191,533
Ferguson Enterprises, Inc.	815	190,107
Genuine Parts Co.	1,480	156,510
Home Depot, Inc.	549	180,561
O'Reilly Automotive, Inc. (a)	2,090	192,928
Tractor Supply Co.	4,042	183,102
Walmart, Inc.	1,727	214,631
Yum! Brands, Inc.	1,323	205,700
		1,871,109

Software - 1.2%
Fidelity National Information Services, Inc.	3,721	174,552
Roper Technologies, Inc.	553	195,685
		370,237

Telecommunications - 0.7%
Motorola Solutions, Inc.	510	221,325

Transportation - 4.2%
CSX Corp.	5,447	223,599
FedEx Corp.	639	227,599
JB Hunt Transport Services, Inc.	1,015	215,079
Old Dominion Freight Line, Inc.	1,188	232,135
Union Pacific Corp.	875	212,293
United Parcel Service, Inc. - Class B	1,937	190,562
		1,301,267

Water - 0.7%
American Water Works Co., Inc.	1,592	216,655
TOTAL COMMON STOCKS (Cost $26,894,140)		30,665,126

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (b)	116,521	116,521
TOTAL MONEY MARKET FUNDS (Cost $116,521)		116,521

TOTAL INVESTMENTS - 100.0% (Cost $27,010,661)		30,781,647
Other Assets in Excess of Liabilities - 0.0% (c)		12,297
TOTAL NET ASSETS - 100.0%		$30,793,944

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Point Bridge America First ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$30,665,126	$–	$–	$30,665,126
Money Market Funds	116,521	–	–	116,521
Total Investments	$30,781,647	$–	$–	$30,781,647

Refer to the Schedule of Investments for further disaggregation of investment categories.